(12) INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Share of equity	R$ 1,001,550	R$ 1,493,753
Share of equity	990,910	1,482,533
Share of profit (loss)	312,390	311,414	R$ 216,885
At fair value [member]
Statement Line Items [Line Items]
Share of equity	10,640	11,219
Share of profit (loss)	(579)	(579)	(1,136)
BAESA - Energetica Barra Grande S.A. [Member]
Statement Line Items [Line Items]
Share of equity	187,654	175,914
Share of profit (loss)	11,849	9,853	2,508
Campos Novos Energia S.A. ("ENERCAN") [Member]
Statement Line Items [Line Items]
Share of equity	176,998	562,701
Share of profit (loss)	85,808	117,112	74,677
Chapecoense Geracao S.A. ("Chapecoense") [Member]
Statement Line Items [Line Items]
Share of equity	385,870	537,170
Share of profit (loss)	120,651	117,451	77,487
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
Statement Line Items [Line Items]
Share of equity	240,388	206,749
Share of profit (loss)	R$ 94,663	R$ 67,577	R$ 63,348